Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2022
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2Q22 (CHF million)
Balance at beginning of period	(694)	(16,560)	8		(2,644)	348	(1,104)	(20,646)
Increase/(decrease)	(127)	765	(1)		1	0	2,546	3,184
Reclassification adjustments, included in net income/(loss)	(123)	0	0		60	(18)	6	(75)
Total increase/(decrease)	(250)	765	(1)		61	(18)	2,552	3,109
Balance at end of period	(944)	(15,795)	7		(2,583)	330	1,448	(17,537)
1Q22 (CHF million)
Balance at beginning of period	(95)	(16,739)	13		(2,705)	365	(2,165)	(21,326)
Increase/(decrease)	(601)	179	(5)		(1)	0	1,050	622
Reclassification adjustments, included in net income/(loss)	2	0	0		62	(17)	11	58
Total increase/(decrease)	(599)	179	(5)		61	(17)	1,061	680
Balance at end of period	(694)	(16,560)	8		(2,644)	348	(1,104)	(20,646)
2Q21 (CHF million)
Balance at beginning of period	103	(15,534)	13		(3,662)	432	(2,019)	(20,667)
Increase/(decrease)	(19)	(471)	0		(89)	0	(514)	(1,093)
Reclassification adjustments, included in net income/(loss)	(22)	0	0		78	(24)	31	63
Total increase/(decrease)	(41)	(471)	0		(11)	(24)	(483)	(1,030)
Balance at end of period	62	(16,005)	13		(3,673)	408	(2,502)	(21,697)
6M22 (CHF million)
Balance at beginning of period	(95)	(16,739)	13		(2,705)	365	(2,165)	(21,326)
Increase/(decrease)	(728)	944	(6)		0	0	3,596	3,806
Reclassification adjustments, included in net income/(loss)	(121)	0	0		122	(35)	17	(17)
Total increase/(decrease)	(849)	944	(6)		122	(35)	3,613	3,789
Balance at end of period	(944)	(15,795)	7		(2,583)	330	1,448	(17,537)
6M21 (CHF million)
Balance at beginning of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
Increase/(decrease)	(110)	1,523	0		(92)	0	(9)	1,312
Reclassification adjustments, included in net income/(loss)	(34)	0	0		146	(48)	77	141
Total increase/(decrease)	(144)	1,523	0		54	(48)	68	1,453
Balance at end of period	62	(16,005)	13		(3,673)	408	(2,502)	(21,697)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2Q22, 1Q22, 2Q21, 6M22 and 6M21.

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2Q22	1Q22	2Q21	6M22	6M21
Reclassification adjustments, included in net income/(loss) (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	74	76	95	150	178
Tax expense/(benefit)	(14)	(14)	(17)	(28)	(32)
Net of tax	60	62	78	122	146
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [1]	(22)	(21)	(29)	(43)	(59)
Tax expense	4	4	5	8	11
Net of tax	(18)	(17)	(24)	(35)	(48)
1 These components are included in the computation of total benefit costs. Refer to "Note 27 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q22		1Q22		2Q21		6M22		6M21
Common shares issued
Balance at beginning of period	2,650,747,720		2,650,747,720		2,447,747,720		2,650,747,720		2,447,747,720
Issuance of common shares	0		0		203,000,000		0		203,000,000
Balance at end of period	2,650,747,720		2,650,747,720		2,650,747,720		2,650,747,720		2,650,747,720
Treasury shares
Balance at beginning of period	(94,644,251)		(81,063,211)		(83,737,482)		(81,063,211)		(41,602,841)
Sale of treasury shares	514,073,330		578,094,705		510,392,920		1,092,168,035		1,063,124,303
Repurchase of treasury shares	(507,466,029)		(597,407,387)		(514,715,462)		(1,104,873,416)		(1,114,034,798)
Issuance of common shares relating to mandatory convertible notes	0		0		(203,000,000)		0		(203,000,000)
Conversion of mandatory convertible notes	0		0		106,805		0		106,805
Share-based compensation	48,048,471		5,731,642		51,473,883		53,780,113		55,927,195
Balance at end of period	(39,988,479)		(94,644,251)		(239,479,336)		(39,988,479)		(239,479,336)
Common shares outstanding
Balance at end of period	2,610,759,241	[1]	2,556,103,469	[2]	2,411,268,384	[2]	2,610,759,241	[1]	2,411,268,384	[2]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 575,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
6M22 (CHF million)
Balance at beginning of period	(95)	(16,760)	13		(429)	(6)	(2,082)	(19,359)
Increase/(decrease)	(727)	934	(6)		0	(1)	3,516	3,716
Reclassification adjustments, included in net income/(loss)	(121)	0	0		4	1	17	(99)
Total increase/(decrease)	(848)	934	(6)		4	0	3,533	3,617
Balance at end of period	(943)	(15,826)	7		(425)	(6)	1,451	(15,742)
6M21 (CHF million)
Balance at beginning of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
Increase/(decrease)	(109)	1,473	0		(85)	(1)	(5)	1,273
Reclassification adjustments, included in net income/(loss)	(34)	0	0		0	1	77	44
Total increase/(decrease)	(143)	1,473	0		(85)	0	72	1,317
Balance at end of period	62	(16,044)	13		(545)	(11)	(2,397)	(18,922)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 6M22 and 6M21.

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	6M22	6M21
Reclassification adjustments, included in net income/(loss) (CHF million)
Actuarial gains/(losses)
Amortization of recognized actuarial losses [1]	5	(2)
Tax expense/(benefit)	(1)	2
Net of tax	4	0
1 These components are included in the computation of total benefit costs. Refer to "Note 26 – Pension and other post-retirement benefits" for further information.